Significant accounting policies - Basic and diluted net income (loss) per share (Details) - HORIZON SPACE ACQUISITION II CORP - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Line Items]
Basic and diluted net income/ (loss) per share	$ 0.07	$ 0.08	$ 0.32	$ 2.67
Redeemable Ordinary Share [Member]
Accounting Policies [Line Items]
Allocation of net loss including carrying value to redemption value	$ (328,583)	$ (192,622)	$ (1,345,442)	$ (908,497)
Accretion of carrying value to redemption value	435,783	726,071
Allocation of net income (loss)	$ 119,875	$ 533,449	$ 2,234,088	$ 2,146,716
Weighted-average shares outstanding	1,752,170	6,900,000	6,900,000	805,479
Basic and diluted net income/ (loss) per share	$ 0.07	$ 0.08	$ 0.32	$ 2.67
Net loss attributable to ordinary shares subject to redemption	$ 12,675
Non Redeemable Ordinary Share [Member]
Accounting Policies [Line Items]
Allocation of net loss including carrying value to redemption value	(136,222)	$ (60,857)	$ (425,082)	$ (2,003,839)
Accretion of carrying value to redemption value	0	0
Allocation of net income (loss)	$ (136,222)	$ (60,857)	$ (425,082)	$ (2,003,839)
Weighted-average shares outstanding	2,180,000	2,180,000	2,180,000	1,776,618
Basic and diluted net income/ (loss) per share	$ (0.06)	$ (0.03)	$ (0.2)	$ (1.13)